Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Service cost	$ 3,004	$ 2,584	$ 3,368
Interest on the net defined benefit liability	1,145	934	971
Net gratuity cost	$ 4,149	$ 3,518	$ 4,339